RIGHT-OF-USE ASSETS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RIGHT-OF-USE ASSETS
As at beginning of year	$ 2,254
Depreciation	250	$ 213
As at ending of year	2,656	2,254
COST
RIGHT-OF-USE ASSETS
As at beginning of year	2,879	1,909
New leases	451	1,612
End of leases	(254)	(700)
Remeasurement of lease	401	58
As at ending of year	3,477	2,879
ACCUMULATED DEPRECIATION
RIGHT-OF-USE ASSETS
As at beginning of year	(625)	(842)
Depreciation	494	468
End of leases	(254)	(685)
Remeasurement of lease	(44)
As at ending of year	(821)	(625)
Buildings
RIGHT-OF-USE ASSETS
As at beginning of year	2,162
As at ending of year	2,607	2,162
Buildings | COST
RIGHT-OF-USE ASSETS
As at beginning of year	2,715	1,297
New leases	451	1,612
End of leases	(205)	(252)
Remeasurement of lease	445	58
As at ending of year	3,406	2,715
Buildings | ACCUMULATED DEPRECIATION
RIGHT-OF-USE ASSETS
As at beginning of year	(553)	(386)
Depreciation	451	419
End of leases	(205)	(252)
As at ending of year	$ (799)	(553)
Buildings | Minimum
RIGHT-OF-USE ASSETS
Lease term (in years)	2 years
Buildings | Maximum
RIGHT-OF-USE ASSETS
Lease term (in years)	5 years
Equipment | COST
RIGHT-OF-USE ASSETS
As at beginning of year		339
End of leases		(339)
Equipment | ACCUMULATED DEPRECIATION
RIGHT-OF-USE ASSETS
As at beginning of year		(321)
Depreciation		3
End of leases		(324)
Equipment | Minimum
RIGHT-OF-USE ASSETS
Lease term (in years)	2 years
Equipment | Maximum
RIGHT-OF-USE ASSETS
Lease term (in years)	3 years
Rolling Stock
RIGHT-OF-USE ASSETS
As at beginning of year	$ 92
As at ending of year	49	92
Rolling Stock | COST
RIGHT-OF-USE ASSETS
As at beginning of year	164	273
End of leases	(49)	(109)
Remeasurement of lease	(44)
As at ending of year	71	164
Rolling Stock | ACCUMULATED DEPRECIATION
RIGHT-OF-USE ASSETS
As at beginning of year	(72)	(135)
Depreciation	43	46
End of leases	(49)	(109)
Remeasurement of lease	(44)
As at ending of year	$ (22)	$ (72)
Rolling Stock | Minimum
RIGHT-OF-USE ASSETS
Lease term (in years)	2 years
Rolling Stock | Maximum
RIGHT-OF-USE ASSETS
Lease term (in years)	3 years